CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT)
Percentage of equity redeemed to reduce minority shareholders equity	15